Filed pursuant to Rule 497(e)
File Nos. 002-17226 and 811-00994

RMB INVESTORS TRUST

RMB Fund
RMB Mendon Financial Services Fund
RMB International Fund
RMB Japan Fund
RMB Small Cap Fund
RMB SMID Cap Fund
(each a “Fund” and collectively, the “Funds”)

Supplement Dated August 22, 2024 to the Prospectus dated May 1, 2024, as previously supplemented

Effective immediately, the information below replaces similar disclosure in the section of the Prospectus titled: “Fund Summaries—RMB Fund—Adviser—Portfolio Manager.”
Portfolio Managers
Tom Fanter and John O’Connor, CFA are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Fanter is a Partner, Director of Equities, and Portfolio Manager of the Adviser, and has served as a portfolio manager of the Fund since August 2024. Mr. O’Connor is a Partner, Director of Research, and Portfolio Manager of the Adviser, and has served as a portfolio manager of the Fund since August 2024.
Effective immediately, the information below replaces similar disclosure in the section of the Prospectus titled: “Fund Summaries—RMB International Fund—Adviser—Portfolio Managers.”
Portfolio Managers
Jim Plumb and Charles P. Henness Jr., CFA are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Plumb is a Partner, Deputy Director of Equities, and Portfolio Manager of the Adviser and has served as a portfolio manager of the Fund since May 2022. Mr. Henness is a Partner and Portfolio Manager of the Adviser and has served as a portfolio manager of the Fund since May 2024.
Effective immediately, the information below replaces similar disclosure in the section of the Prospectus titled: “Fund Summaries—RMB Japan Fund—Adviser—Portfolio Managers.”
Portfolio Manager
Ilhwa Lee, CFA is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Lee is a Senior Vice President and Portfolio Manager of the Adviser and has served as a portfolio manager of the Fund since May 2022.
Effective immediately, the information below replaces similar disclosure in the section of the Prospectus titled: “The Investment Adviser—Portfolio Management.”
Portfolio Management
The Adviser’s and the Sub-Adviser’s investment and portfolio decision-making process is based on a team approach. For each Fund, the portfolio manager(s) listed below have primary responsibility for the day-to-day management of the Fund. Information regarding each Fund’s portfolio manager(s), the portfolio manager’s title and length of service is set forth below. The SAI provides additional information about each portfolio manager’s compensation, other accounts under management, and ownership of securities in their respective Fund(s).

Portfolio Manager	Primary Role	Title and Recent Biography
Christopher C. Faber RMB Small Cap Fund RMB SMID Cap Fund	Mr. Faber, Senior Vice President and Portfolio Manager of the Adviser, has had primary day-to-day responsibility for the management of the Fund’s portfolio since inception of its predecessor fund in August 2002.	Partner (formerly, Senior Vice President) and Portfolio Manager of the Adviser (since 2017). Prior to joining the Adviser in 2017, Mr. Faber was the President and a portfolio manager of IronBridge Capital Management, L.P. (“IronBridge”) from 1999 to 2017. Mr. Faber was a founding partner of HOLT Value Associates, L.P., the former parent company of IronBridge, from May 1986 to April 1999.
Tom Fanter RMB Fund	Responsible for the day-to-day management of the RMB Fund’s investment portfolio since August 2024.	Partner, Director of Equities, and Portfolio Manager of the Adviser (since 2017). Prior Experience includes: Senior Analyst and Portfolio Manager at IronBridge (2011 to 2017); Senior Analyst at IronBridge (2004 to 2011); Software Engineer at Divine, Inc (2000 to 2002); Software Engineer at Motorola, Inc (1997-2000). Mr. Fanter received a BS in Industrial Engineering from Northwestern University and an MBA from the Kellogg School of Management at Northwestern University.
Dan GoldFarb Financial Services Fund	Responsible for the day-to-day management of the Financial Services Fund’s investment portfolio since May 2022.	Portfolio Manager of Mendon (since September 2020). Prior experience includes: Self-employed from 2019 to 2020; Portfolio Manager at AlphaOne Micro Cap Fund (2017 to 2019). Mr. GoldFarb received a BA from Hobart College and an MBA from the Owen Graduate School of Management, Vanderbilt University.
Charles Henness, Jr., CFA International Fund	Responsible for the day-to-day management of the International Fund's investment portfolio since May 2024.	Partner and Portfolio Manager of the Adviser (since May 2024). Prior experience includes: Senior Analyst of the Adviser from 2017 to 2024; Senior Analyst and Portfolio Manager at IronBridge (2011 to 2017); Analyst at IronBridge (2002 to 2011).

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IIhwa Lee, CFA Japan Fund	Responsible for the day-to-day management of the Japan Fund’s investment portfolio since May 2022.
Senior Vice President (formerly, Vice President) and Portfolio Manager of the Adviser (since 2017). Prior experience includes: Crystal Rock Capital Management, Equity Research Analyst (2016-2017); Cambridge Associates Asia Pte Ltd, Investment Director (2012-2015); Artisan Partners, Equity Research Intern (2011); and Mirae Asset Securities, Quant Analyst (2007-2010). Mr. Lee received a BA in Economics and Psychology from Seoul National University and an MBA from the University of Chicago Booth School of Business.

John O’Connor, CFA RMB Fund	Responsible for the day-to-day management of the RMB Fund’s investment portfolio since August 2024.	Partner, Director of Research, and Portfolio Manager of the Adviser (since 2017). Prior Experience includes: Senior Analyst and Portfolio Manager at IronBridge (2011 to 2017); Analyst at IronBridge (2006 to 2011); Vice President – Equities at Credit Suisse Group (2000 to 2006), Analyst at EVEREN securities (1998-2000); Analyst at The Windsor Group, Ltd. (1996-1998). Mr. O’Connor received a BS in Finance from Butler University and an MBA from the Kellogg School of Management at Northwestern University He is a CFA Charterholder.
Jim Plumb International Fund	Responsible for the day-to-day management of the International Fund’s investment portfolio since May 2022.	Partner, Deputy Director of Equities, and Portfolio Manager of the Adviser (since June 2017). Prior experience includes: IronBridge (Senior Equity Analyst) (2005 to 2017).

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Anton Schutz Financial Services Fund	Responsible for the day-to-day management of the Financial Services Fund’s investment portfolio since inception in 1999. Mr. Schutz is Mendon's Lead Portfolio Manager for the Financial Services Fund and has final decision-making authority with respect to the Fund's other portfolio managers.	President and Portfolio Manager of Mendon (since 1996).
Anton Schutz, Jr. Financial Services Fund	Responsible for the day-to-day management of the Financial Services Fund’s investment portfolio since May 2024.	Portfolio Manager of Mendon (since 2024), Senior Analyst at Mendon (2022-2024), and Associate of Mendon (2018-2021). Prior experience includes: Investment Banking Analyst at Stephens Inc. (2016 to 2018). Anton Schultz, Jr. received a BA from Furman University and an MBA from New York University Leonard N. Stern School of Business.

Effective September 3, 2024, the address of the Trust and Curi RMB Capital, LLC (the Funds’ investment adviser) which is disclosed in the sections of the Prospectus titled: “Additional Information About the Funds’ Investments” and “The Investment Adviser” has changed from 115 S. LaSalle Street, 34th Floor, Chicago, Illinois 60603 and is replaced with:
One North Wacker Drive, Suite 3500, Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.

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RMB INVESTORS TRUST

RMB Fund
RMB Mendon Financial Services Fund
RMB International Fund
RMB Japan Fund
RMB Small Cap Fund
RMB SMID Cap Fund
(each a “Fund” and collectively, the “Funds”)

Supplement Dated August 22, 2024 to the Statement of Additional Information (“SAI”) dated May 1, 2024, as previously supplemented

Effective immediately, the information below replaces the disclosure in the section of the SAI titled: “Portfolio Managers—Other Accounts Managed.”
Other Accounts Managed
The following table provides information about funds and accounts, other than the Funds, for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of December 31, 2023. Information with respect to Mr. Fanter and Mr. O’Connor is provided as of June 30, 2024.

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	Number of Other Accounts Managed and Total Assets by Account Type			Number of Other Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
RMB Fund
Tom Fanter	None	None	123 accounts with $57,343,121 in assets.	None	None	None
John O’Connor	None	None	522 accounts with $305,205,240 in assets.	None	None	None
Financial Services Fund
Anton Schutz	None	1 account with $12,185,137 in assets.	1 account with $9.729,022 in assets.	None	None	None
Anton Schutz, Jr.	None	1 account with $12,621,104 in assets.	1 account with $9,729,022 in assets.
Dan GoldFarb	None	1 account with $12,185,137 in assets.	1 account with $9,729,022 in assets.	None	None	None
International Fund
Jim Plumb	None	None	128 accounts with $142,768,936 in assets.	None	None	None
Charles Henness, Jr.	None	None	None	None	None	None
Japan Fund
IIhwa Lee	None	1 account with $23,801,475 in assets.	None	None	None	None
Small Cap Fund and SMID Cap Fund
Christopher C. Faber	None	None	805 accounts with $427.910,134 in assets.	None	None	None

Effective immediately, the information below replaces the disclosure in the section of the SAI titled: “Portfolio Managers—Ownership of Securities.”

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Ownership of Securities
The following table sets forth the dollar range of equity securities of the Funds beneficially owned by each portfolio manager as of December 31, 2023. Information with respect to Mr. Fanter and Mr. O’Connor is provided as of June 30, 2024.

Dollar Range of Fund Shares Beneficially Owned
RMB Fund
Tom Fanter	None
John O’Connor	None
Financial Services Fund
Anton Schutz	$100,001 - $500,000
Anton Schutz, Jr.	$1-$10,000
Dan GoldFarb	None
International Fund
Jim Plumb	$50,001 - $100,000
Charles Henness, Jr.	$50,001 - $100,000
Japan Fund
IIhwa Lee	None
Small Cap Fund
Christopher C. Faber	Over $1,000,000
SMID Cap Fund
Christopher C. Faber	Over $1,000,000

Effective September 3, 2024, the address of the Trust and Curi RMB Capital, LLC (the Funds’ investment adviser) which is disclosed throughout the SAI has changed from 115 S. LaSalle Street, 34th Floor, Chicago, Illinois 60603 and is replaced with:
One North Wacker Drive, Suite 3500, Chicago, Illinois 60606

Please retain this supplement with your SAI for future reference.

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